Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606

WRITER’S DIRECT DIAL NUMBER: (312) 845-1376

April 5, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the form of supplement, dated April 4, 2017, to the following: (i) the Trust’s summary prospectuses, prospectus and statement of additional information for Class A, B and C Shares of each series of the Trust except Sterling Capital SMID Opportunities Fund, each dated February 1, 2017 and (ii) the Trust’s prospectus and statement of additional information for Class A and C Shares of Sterling Capital SMID Opportunities Fund, both dated February 1, 2017, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 131 to its Registration Statement on Form N-1A, which was both filed by electronic transmission and effective on April 4, 2017.

If you have any further questions or comments please do not hesitate to call me at (312) 845-1376.

Sincerely,

/s/ Matthew A. Brunmeier
Matthew A. Brunmeier